Collaborative Research and Development Agreements - Additional Information 2 (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Mar. 31, 2011 Human Genome Sciences, Inc. [Member]	Dec. 31, 2012 Human Genome Sciences, Inc. [Member]	Dec. 31, 2011 Human Genome Sciences, Inc. [Member]	Dec. 31, 2012 Human Genome Sciences, Inc. [Member] Development costs [Member]	Dec. 31, 2011 Human Genome Sciences, Inc. [Member] Development costs [Member]	Dec. 31, 2011 Human Genome Sciences, Inc. [Member] Multiple-Deliverable Revenue Arrangements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payment	$ 6.0		$ 50.0
Recognized revenue under collaboration arrangement		1.4		0.9	2.4			50.0
Collaboration receivable						0.1	0.8
Collaboration arrangement, contingent payments				$ 435.0